Retirement Plans and Post-Retirement Benefits (Fair Value Measurement of Plan Assets) (Details) - Pension Plan - USD ($) $ in Millions	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 1,539	$ 1,394	$ 1,426
Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	34	36
Equity Securities, Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21	19
Fixed-Income Securities, U.S. Treasuries
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	82	80
Fixed-Income Securities, Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,372	1,229
Fixed-Income Securities, Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19	17
Fixed-Income Securities, Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	13
Asset-backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	55	55
Fair Value, Inputs, Level 1 | Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	34	36
Fair Value, Inputs, Level 1 | Equity Securities, Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21	19
Fair Value, Inputs, Level 1 | Fixed-Income Securities, U.S. Treasuries
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 1 | Fixed-Income Securities, Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 1 | Fixed-Income Securities, Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 1 | Fixed-Income Securities, Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 1 | Asset-backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,484	1,339
Fair Value, Inputs, Level 2 | Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 2 | Equity Securities, Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 2 | Fixed-Income Securities, U.S. Treasuries
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	82	80
Fair Value, Inputs, Level 2 | Fixed-Income Securities, Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,372	1,229
Fair Value, Inputs, Level 2 | Fixed-Income Securities, Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19	17
Fair Value, Inputs, Level 2 | Fixed-Income Securities, Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	13
Fair Value, Inputs, Level 2 | Asset-backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | Equity Securities, Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | Fixed-Income Securities, U.S. Treasuries
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | Fixed-Income Securities, Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | Fixed-Income Securities, Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 3 | Fixed-Income Securities, Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	$ 0
Fair Value, Inputs, Level 3 | Asset-backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0